UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359
Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: July 31
Date of reporting period: February 1, 2015 to April 30, 2015

Item 1.   Schedule of Investments.
Attached hereto.

Managed Duration Investment Grade Municipal Fund
SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015

	Shares	Value
PREFERRED STOCKS†† - 1.9%
Centerline Equity Issuer Trust	2,000,000	$2,000,000
5.75% due 05/15/151
*,	–
Total Preferred Stocks
(Cost $2,000,000)		2,000,000
SHORT TERM INVESTMENTS† - 0.4%
JPMorgan Tax Free Money Market	457,668	457,668
Total Short Term Investments
(Cost $457,668)		457,668

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4%
California - 19.5%
Sacramento County Sanitation Districts Financing Authority, (AGC-ICC FGIC)
0.71% due 12/01/352	3,500,000	3,141,320
Los Angeles Unified School District
5.00% due 01/01/34	2,525,000	2,843,832
City of Chula Vista CA, AMT
5.50% due 12/01/21	2,500,000	2,557,600
California Statewide Communities Development Authority
0.96% due 04/01/362	2,500,000	2,129,025
California Health Facilities Financing Authority
5.88% due 08/15/31	1,500,000	1,771,560
California Educational Facilities Authority Revenue Bonds
5.25% due 04/01/40	1,000,000	1,337,580
San Bernardino City Unified School District, (AGM)
5.00% due 08/01/28	1,000,000	1,148,140
California Pollution Control Financing Authority, AMT
5.00% due 07/01/301	1,000,000	1,102,830
Bay Area Toll Authority
1.35% due 04/01/362	1,000,000	1,022,440
Los Angeles County Public Works Financing Authority
4.00% due 08/01/42	1,000,000	1,020,130
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/383	3,145,000	1,010,143
Desert Community College District General Obligation Unlimited, (AGM)
0.00% due 08/01/463	3,750,000	742,763
Total California		19,827,363
Texas - 13.7%
Matagorda County Navigation District No. 1, AMT, (AMBAC)
5.13% due 11/01/28	2,515,000	2,978,238

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Texas - 13.7% (continued)
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	$2,000,000	$2,189,320
5.75% due 07/01/18	480,000	523,858
5.75% due 07/01/164	150,000	151,670
Lower Colorado River Authority Revenue Bonds
6.25% due 05/15/184	2,000,000	2,316,911
North Texas Tollway Authority
5.63% due 01/01/33	2,000,000	2,202,380
San Leanna Educational Facilities Corp.
5.13% due 06/01/36	2,100,000	2,187,675
Fort Bend County Industrial Development Corp.
4.75% due 11/01/42	1,000,000	1,036,320
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/24	500,000	596,730
Total Texas		14,183,102
Florida - 11.7%
County of Miami-Dade FL, Aviation Revenue, AMT, (CIFG)
5.00% due 10/01/38	2,200,000	2,227,720
Miami-Dade County Educational Facilities Authority
5.00% due 04/01/42	2,000,000	2,214,300
Miami-Dade County School Board Foundation, Inc., (Assured Gty)
5.38% due 02/01/34	1,500,000	1,680,300
JEA Water & Sewer System Revenue
4.00% due 10/01/41	1,500,000	1,509,540
Town of Davie FL
6.00% due 04/01/42	1,000,000	1,157,110
Tampa-Hillsborough County Expressway Authority
5.00% due 07/01/42	1,000,000	1,111,560
County of Broward FL, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,066,470
Seminole Indian Tribe of Florida
5.25% due 10/01/271	1,000,000	1,059,800
Total Florida		12,026,800
Illinois - 11.6%
Metropolitan Pier & Exposition Authority
5.00% due 06/15/42	2,000,000	2,156,000
Illinois Finance Authority, Roosevelt University Revenue
5.50% due 04/01/37	2,000,000	2,094,140
State of Illinois, General Obligation
5.00% due 03/01/28	2,000,000	2,006,020

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Illinois - 11.6% (continued)
City of Chicago IL O'Hare International Airport Revenue
5.50% due 01/01/31	$1,750,000	$2,004,345
Illinois Finance Authority, Rush University Medical Center Revenue
6.38% due 05/01/194	1,000,000	1,198,380
Railsplitter Tobacco Settlement Authority
6.00% due 06/01/28	1,000,000	1,184,890
Chicago Board of Education, General Obligation
5.00% due 12/01/41	1,000,000	927,920
Illinois Housing Development Authority, AMT
5.00% due 08/01/36	230,000	230,879
Total Illinois		11,802,574
New York - 11.6%
New York State Dormitory Authority Revenue Bonds
5.00% due 03/15/44	2,750,000	3,090,807
Metropolitan Transportation Authority
5.00% due 11/15/43	2,000,000	2,208,660
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/45	1,930,000	2,128,674
New York State Dormitory Authority
5.00% due 07/01/32	1,000,000	1,073,870
5.25% due 07/01/174	600,000	646,260
Suffolk County Industrial Development Agency, AMT
5.25% due 06/01/27	1,500,000	1,502,625
Troy Industrial Development Authority
5.00% due 09/01/31	1,000,000	1,107,680
Total New York		11,758,576
Louisiana - 9.8%
Louisiana Local Government Environmental Facilities & Community Development Authority
6.75% due 11/01/32	3,000,000	3,346,620
State of Louisiana Gasoline & Fuels Tax Revenue
5.00% due 05/01/43	1,600,000	1,780,144
Parish of St John the Baptist LA
5.13% due 06/01/37	1,500,000	1,583,685
East Baton Rouge Sewerage Commission
5.25% due 02/01/194	1,000,000	1,149,210
Louisiana Public Facilities Authority, Hospital Revenue
5.25% due 11/01/30	1,000,000	1,130,730

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Louisiana - 9.8% (continued)
Parish of DeSoto LA, AMT
5.85% due 11/01/27	$1,000,000	$1,003,150
Total Louisiana		9,993,539
Pennsylvania - 9.0%
Pennsylvania Higher Educational Facilities Authority
6.00% due 08/15/184	1,000,000	1,162,230
5.00% due 05/01/37	1,000,000	1,043,460
Delaware River Port Authority
5.00% due 01/01/27	1,500,000	1,693,935
County of Allegheny Pennsylvania General Obligation Unlimited, (AGM)
0.74% due 11/01/262	1,750,000	1,659,105
City of Philadelphia PA, General Obligation, (Assured Gty)
5.38% due 08/01/30	1,110,000	1,255,210
City of Philadelphia PA, General Obligation
5.88% due 08/01/31	1,100,000	1,160,918
County of Lehigh PA
4.00% due 07/01/43	1,000,000	954,390
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	500,000	537,385
Total Pennsylvania		9,466,633
New Jersey - 8.0%
New Jersey Economic Development Authority
1.70% due 03/01/282	3,000,000	2,924,370
5.00% due 07/01/32	500,000	465,595
New Jersey Transportation Trust Fund Authority
5.00% due 06/15/42	3,000,000	3,093,960
New Jersey Health Care Facilities Financing Authority
5.75% due 07/01/194	1,500,000	1,773,150
Total New Jersey		8,257,075
Arizona - 7.4%
Arizona Health Facilities Authority Revenue Bonds
0.99% due 01/01/372	3,500,000	3,103,415
Arizona Health Facilities Authority
1.95% due 02/01/482	2,000,000	2,029,000
Glendale Municipal Property Corp.
5.00% due 07/01/33	1,250,000	1,374,025
Phoenix Industrial Development Authority
5.25% due 06/01/34	1,000,000	1,098,910
Total Arizona		7,605,350
Massachusetts - 5.8%
Massachusetts Educational Financing Authority, AMT
4.70% due 07/01/26	1,235,000	1,317,078
5.38% due 07/01/25	860,000	964,232

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Massachusetts - 5.8% (continued)
Commonwealth of Massachusetts, General Obligation (BHAC-CR FGIC)
0.76% due 05/01/372	$1,800,000	$1,674,252
Massachusetts Health & Educational Facilities Authority
6.25% due 07/01/30	1,000,000	1,162,550
Massachusetts Housing Finance Agency, AMT
5.10% due 12/01/27	950,000	971,793
Total Massachusetts		6,089,905
Connecticut - 4.6%
City of Bridgeport Connecticut General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	3,000,198
Connecticut Housing Finance Authority
4.00% due 11/15/34	1,750,000	1,789,988
Total Connecticut		4,790,186
Iowa - 4.7%
Iowa Tobacco Settlement Authority
5.60% due 06/01/34	2,000,000	1,907,560
Iowa Higher Education Loan Authority
5.50% due 09/01/25	1,500,000	1,606,815
Iowa Finance Authority
5.00% due 08/15/29	1,090,000	1,223,950
Total Iowa		4,738,325
Wyoming - 4.1%
County of Sweetwater WY, AMT
5.60% due 12/01/355	4,000,000	4,101,439
Washington - 3.3%
Tes Properties
5.63% due 12/01/38	1,000,000	1,152,500
Washington Higher Education Facilities Authority
5.25% due 04/01/43	1,000,000	1,107,540
Spokane Public Facilities District
5.00% due 12/01/38	1,000,000	1,097,290
Total Washington		3,357,330
Tennessee - 3.3%
Knox County Health Educational & Housing Facility Board
5.25% due 04/01/27	2,500,000	2,662,750
Metropolitan Nashville Airport Authority
5.20% due 07/01/26	620,000	669,904
Total Tennessee		3,332,654
Ohio - 3.2%
American Municipal Power, Inc.
5.00% due 02/15/42	2,000,000	2,183,300

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Ohio - 3.2% (continued)
Ohio Air Quality Development Authority
5.63% due 06/01/18	$1,000,000	$1,104,960
Total Ohio		3,288,260
Vermont - 2.7%
Vermont Student Assistance Corp., AMT
3.28% due 12/03/352, 5	2,800,000	2,814,868
Michigan - 2.7%
Michigan Finance Authority, Revenue
5.00% due 12/01/31	1,000,000	1,114,050
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/44	1,030,000	1,098,495
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	550,595
Total Michigan		2,763,140
Wisconsin - 2.4%
Wisconsin Health & Educational Facilities Authority
5.00% due 11/15/36	1,250,000	1,316,225
Wisconsin Public Power, Inc. Revenue Bonds
5.00% due 07/01/37	1,000,000	1,110,830
Total Wisconsin		2,427,055
Kentucky - 2.2%
Kentucky Economic Development Finance Authority
5.63% due 08/15/27	1,000,000	1,124,930
County of Owen KY, Waterworks System Revenue
5.63% due 09/01/39	1,000,000	1,122,000
Total Kentucky		2,246,930
Colorado - 2.2%
City & County of Denver CO Airport System Revenue
5.00% due 11/15/43	1,000,000	1,116,010
Colorado Health Facilities Authority
5.25% due 01/01/45	1,000,000	1,098,970
Total Colorado		2,214,980
South Carolina - 2.1%
South Carolina State Public Service Authority
5.00% due 12/01/48	1,000,000	1,091,650
County of Georgetown SC, AMT
5.30% due 03/01/28	1,000,000	1,002,610
Total South Carolina		2,094,260
District of Columbia - 2.0%
District of Columbia Housing Finance Agency, AMT, (FHA)
5.10% due 06/01/37	2,000,000	2,031,140

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Delaware - 1.6%
Delaware State Economic Development Authority
5.40% due 02/01/31	$1,500,000	$1,689,525
Nevada - 1.6%
Las Vegas Valley Water District
5.00% due 06/01/31	1,435,000	1,663,969
Rhode Island - 1.4%
Rhode Island Convention Center Authority, (Assured Gty)
5.50% due 05/15/27	1,300,000	1,484,431
Virginia - 1.4%
Washington County Industrial Development Authority
7.50% due 07/01/29	1,250,000	1,467,950
Minnesota - 1.4%
St Paul Port Authority, AMT
4.50% due 10/01/37	1,500,000	1,459,665
Arkansas - 1.4%
Arkansas Development Finance Authority Revenue Bonds
1.65% due 09/01/442	1,400,000	1,399,062
Hawaii - 1.1%
Hawaii Pacific Health
5.63% due 07/01/30	1,000,000	1,164,450

	Face
	Amount	Value
MUNICIPAL BONDS†† - 163.4% (continued)
Mississippi - 1.1%
County of Warren MS
6.50% due 09/01/32	$1,000,000	$1,150,180
Alaska - 1.1%
City of Anchorage Alaska Electric Revenue Revenue Bonds
5.00% due 12/01/41	1,000,000	1,124,550
Oklahoma - 1.1%
Oklahoma Development Finance Authority
5.00% due 02/15/34	1,000,000	1,105,640
Indiana - 1.1%
Indiana Finance Authority
6.00% due 12/01/26	1,000,000	1,098,180
New Hampshire - 1.0%
New Hampshire Health & Education Facilities Authority
5.00% due 01/01/34	1,000,000	1,051,910
Maryland - 0.5%
Maryland Economic Development Corp.
5.75% due 09/01/25	500,000	553,145
Total Municipal Bonds
(Cost $155,503,303)		167,624,141
Total Investments - 165.7%
(Cost $157,960,971)		$170,081,809
Other Assets & Liabilities, net - (65.7)%		(67,407,469)
Total Net Assets - 100.0%		$102,674,340

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 1.
††	Value determined based on Level 2 inputs —See Note 1.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,162,630 (cost $4,037,388), or 4.1% of total net assets.
2	Variable rate security. Rate indicated is rate effective at April 30, 2015.
3	Zero coupon rate security.
4
The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

5
All or a portion of these securities have been physically segregated as collateral for borrowings outstanding, of which there were none as of period end. As of April 30, 2015, the total amount segregated was $6,916,307.

AGM	Insured by Assured Guaranty Municipal Corporation
AMBAC	Insured by Ambac Assurance Corporation
AMT	Income from this security is a preference item under the Alternative Minimum Tax.
BHAC	Insured by Bershire Hathaway Assurance Corporation
Assured Gty	Insured by Assured Guaranty Corporation
CIFG	Insured by CIFG Assurance North America, Inc.
FGIC	Insured by Financial Guaranty Insurance Company
FHA	Guaranteed by Federal Housing Administration

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, while the Board retains responsibility for the valuation process, the Board has delegated to Cutwater Investor Services Corp. (the “Adviser”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and/or yield and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended April 30, 2015.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$-	$167,624,141	$-	$167,624,141
Preferred Stocks	-	2,000,000	-	2,000,000
Short Term Investments	457,668	-	-	457,668
Total Assets	$457,668	$169,624,141	$-	$170,081,809

There were no transfers between levels for the period ended April 30, 2015.

2. Federal Income Taxes
As of April 30, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$157,994,181	$12,672,590	$(584,962)	$12,087,628

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:         /s/Clifford D. Corso
               Clifford D. Corso
President and Chief Executive Officer

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Clifford D. Corso
               Clifford D. Corso
President and Chief Executive Officer

Date: June 29, 2015

By:         /s/John L. Sullivan
               John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: June 29, 2015